Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment
Property and equipment consists of the following (in thousands):

	As of December 31,
	2019	2018
Ships	$28,348,088	$27,209,553
Ship improvements	3,920,800	2,965,634
Ships under construction	1,110,962	817,800
Land, buildings and improvements, including leasehold improvements and port facilities	472,067	321,136
Computer hardware and software, transportation equipment and other	1,698,007	1,120,988
Total property and equipment	35,549,924	32,435,111
Less—accumulated depreciation and amortization(1)	(10,083,116)	(8,968,948)
	$25,466,808	$23,466,163
(1)Amount includes accumulated depreciation and amortization for assets in service.